CASH AND CASH EQUIVALENTS (Details Narrative) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Nov. 17, 2023	Mar. 31, 2023	Mar. 31, 2022	Oct. 29, 2021
Cash	$ 2,000,000
Deep Medicine Acquisition Corp [Member]
Cash		$ 177,876	$ 2,000,000	$ 595,536	$ 877,099	$ 764,101
Cash equivalent		$ 0		$ 0